Business Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Revenues Reconciled to Consolidated Amounts

The following table presents revenues for our reportable segments reconciled to consolidated amounts:

	Three Months Ended June 30,		Six Months Ended June 30,
($ in millions)	2017	2016	2017	2016
Revenues:
Real estate sales and financing(1)	$323	$276	$606	$542
Resort operations and club management(2)	92	89	180	170

Total segment revenues	415	365	786	712
Cost reimbursements	34	32	68	61
Intersegment eliminations(1)(2)(3)	(10)	(6)	(16)	(12)

Total revenues	$439	$391	$838	$761

(1)	Includes charges of $1 million to the resort operations and club management segment for billing and collection services provided by the real estate sales and financing segment for the six months ended June 30, 2016. There were no charges for the three months ended June 30, 2016 or for the three and six months ended June 30, 2017.
(2)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for discounted stays at properties resulting from marketing packages. These charges totaled $10 million and $6 million for the three months ended June 30, 2017 and 2016, respectively, and $16 million and $11 million for the six months ended June 30, 2017 and 2016, respectively.
(3)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for the rental of model units to show prospective buyers. These charges totaled less than $1 million for each of the three and six months ended June 30, 2017 and 2016.

The following table presents revenues for our reportable segments reconciled to consolidated amounts:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Revenues:
Real estate sales and financing(1)	$1,143	$1,078	$942
Resort operations and club management(2)	339	307	283

Total segment revenues	1,482	1,385	1,225
Cost reimbursements	126	110	107
Intersegment eliminations(1)(2)(3)	(25)	(20)	(15)

Total revenues	$1,583	$1,475	$1,317

(1)	Includes charges to the resort operations and club management segment for billing and collection services provided by the real estate sales and financing segment. These charges totaled $2 million, $2 million and $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.
(2)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for discounted stays at properties resulting from marketing packages. These charges totaled $23 million, $17 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively.
(3)	Includes charges to the real estate sales and financing segment from the resort operations and club management segment for the rental of model units to show prospective buyers. There were no charges in the year ended December 31, 2016 and $1 million for each of the years ended December 31, 2015 and 2014.

Schedule of Adjusted EBITDA Reconciled to Net Income

The following table presents Adjusted EBITDA for our reportable segments reconciled to net income:

	Three Months Ended June 30,		Six Months Ended June 30,
($ in millions)	2017	2016	2017	2016
Adjusted EBITDA:
Real estate sales and financing(1)	$99	$84	$182	$165
Resort operations and club management(1)	52	51	103	97

Segment Adjusted EBITDA	151	135	285	262
General and administrative	(29)	(21)	(52)	(37)
Depreciation and amortization	(7)	(6)	(14)	(11)
License fee expense	(23)	(20)	(43)	(39)
Other loss, net	—	1	—	1
Gain on foreign currency transactions	—	(1)	—	(1)
Allocated Parent interest expense(2)	—	(7)	—	(13)
Interest expense	(7)	—	(14)	—
Income tax expense	(33)	(33)	(59)	(65)
Other adjustment items	(1)	(1)	(2)	(2)

Net income	$51	$47	$101	$95

(1)	Includes intersegment eliminations. Refer to our table presenting revenues by reportable segment above for additional discussion.
(2)	This amount represents interest expense on an unconditional obligation to guarantee certain Hilton allocated debt balances which were released in November 2016.

The following table presents Adjusted EBITDA for our reportable segments reconciled to net income:

	Year Ended December 31,
($ in millions)	2016	2015	2014
Adjusted EBITDA:
Real estate sales and financing(1)	$348	$329	$305
Resort operations and club management(1)	189	162	144

Segment Adjusted EBITDA	537	491	449
General and administrative	(92)	(57)	(40)
Depreciation and amortization	(24)	(22)	(18)
License fee expense	(80)	(74)	(62)
Other (loss) gain, net	(1)	—	5
Loss on foreign currency transactions	—	—	(2)
Allocated Parent interest expense	(26)	(29)	(36)
Interest Expense	(3)	—	—
Non-recourse debt interest expense	(12)	(13)	(15)
Income tax expense	(125)	(118)	(113)
Other adjustment items	(6)	(4)	(1)

Net income	$168	$174	$167

(1)	Includes intersegment eliminations. Refer to our table presenting revenues by reportable segment above for additional discussion.

Schedule of Assets Reconciled to Consolidated Amounts

The following table presents total assets for our reportable segments, reconciled to consolidated amounts:

	December 31,
($ in millions)	2016	2015
Real estate sales and financing	$2,067	$1,619
Resort operations and club management	80	74

Total segment assets	2,147	1,693
Corporate	33	31

Total assets	$2,180	$1,724